SUPPLIER FINANCE PROGRAMS	6 Months Ended
Jun. 30, 2025
SUPPLIER FINANCE PROGRAMS
SUPPLIER FINANCE PROGRAMS

16.SUPPLIER FINANCE PROGRAMS

The Company entered into supplier finance arrangements with its third-party suppliers to provide logistic services/material and third-party banks. As a result of these arrangements, the suppliers:

-Transfers the credit risk;

-Can obtain payment at an earlier date than original terms; and

-	May receive more favourable terms based on Stellantis’ credit worthiness than if the suppliers had factored the receivables directly with the bank.

Participation in the arrangement is at the suppliers’ own discretion. Terms of the original contracts between the Company and the supplier do not change as a result of these transactions and there is no agreement with the debtor to extend payment terms.

16.SUPPLIER FINANCE PROGRAMS (continued)

The following table summarizes the carrying amount of liabilities that are part of supplier finance arrangements as of June 30, 2025 and December 31, 2024:

	As of December 31, 2024	As of June 30, 2025
	VND million	VND million	USD
Presented as trade payables
Opening balance	—	240,318	9,592,767
Added during the period	240,318	973,917	38,875,818
Settled during the period	—	(278,315)	(11,109,492)
Ending balance	240,318	935,920	37,359,093
In which:
Suppliers have subsequently received payment	64,230	343,250	13,701,501

The following table summarizes the range of payment due dates and the interest charged as of June 30, 2025 and December 31, 2024:

	As of December 31, 2024	As of June 30, 2025
Liabilities that are part of the arrangement	Less than 180 days	Less than 180 days
Interest charged under the arrangement	9.94%	9.64%